UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 10.0%
	CHEMICALS - 1.0%
1,855	CF Industries Holdings, Inc.	$ 338,816

	COMPUTERS - 2.0%
1,172	Apple, Inc. *	702,579

	INTERNET - 1.1%
6,504	Netease.com - ADR *	377,882

	MACHINERY-DIVERSIFIED - 1.0%
6,905	AGCO Corp. *	325,985

	METAL FABRICATE/HARDWARE - 1.0%
3,002	Valmont Industries, Inc.	352,465

	MISCELLANEOUS MANUFACTURER - 1.0%
12,213	Actuant Corp.	354,055

	OIL & GAS - 0.9%
9,602	HollyFrontier Corp.	308,704

	OIL & GAS SERVICES - 2.0%
4,166	National Oilwell Varco, Inc.	331,072
33,506	RPC, Inc.	355,493
		686,565

	TOTAL COMMON STOCK (Cost - $3,241,461)	3,447,051

	EXCHANGE TRADED FUNDS - 73.9%
	DEBT FUNDS - 5.5%
10,416	iShares iBoxx $ High Yield Corporate Bond Fund	946,189
24,051	SPDR Barclays Capital High Yield Bond ETF	946,888
		1,893,077
	EQUITY FUNDS - 68.4%
21,276	Direxion Daily Large Cap Bull 3X Shares *	1,834,204
95,832	Direxion Daily Small Cap Bull 3X Shares *	5,982,792
22,529	iShares Russell 2000 Index Fund	1,866,527
74,927	ProShares Ultra S&P500	4,369,743
13,764	SPDR S&P 500 ETF Trust	1,936,870
60,175	Vanguard S&P 500 ETF	3,873,465
47,883	Vanguard Small-Cap ETF	3,769,350
		23,632,951

	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,810,033)	25,526,028

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)
Shares		Value
	MUTUAL FUNDS - 14.5%
	DEBT FUNDS - 14.5%
107,509	Nuveen High Yield Municipal Bond Fund - Class I	$ 1,713,694
155,045	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) - Institutional Class	1,666,731
58,847	Vanguard Inflation-Protected Securities Fund - Admiral Shares	1,638,299
	TOTAL MUTUAL FUNDS (Cost - $4,632,764)	5,018,724

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
608,921	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $608,921)	608,921

	TOTAL INVESTMENTS - 100.2% (Cost - $33,293,179)(a)	$ 34,600,724
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(52,832)
	NET ASSETS - 100.0%	$ 34,547,892

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,370,607
	Unrealized depreciation:	(63,062)
	Net unrealized appreciation:	$ 1,307,545

*	Non-income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2012.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of March 31, 2012 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,447,051	$ -	$ -	$ 3,447,051
Mutual Funds	5,018,724	-	-	5,018,724
Exchange Traded Funds	25,526,028	-	-	25,526,028
Money Market Funds	608,921	-	-	608,921
Total	$ 34,600,724	$ -	$ -	$ 34,600,724

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adaptive Allocation Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/24/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/24/12